Promissory Note Receivable	12 Months Ended
Mar. 31, 2024
Promissory Note Receivable [Abstract]
Promissory Note Receivable [Text Block]

7. Promissory Note Receivable

On February 1, 2023, the Company entered into a promissory note with a customer for a principal amount of $173,072 to be repaid in twelve fixed monthly payments of $15,055, with an implied interest rate of 8.0%. The principal amount of the promissory note was transferred from accounts receivable. During the year ended March 31, 2024 the Company recognized an allowance of $131,089 on the Promissory note, in accordance with IFRS 9, due to delinquent payments on the promissory note. The carrying value of the promissory note receivable as at March 31, 2024 is $nil, (2023-$159,171).